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January 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      RiverSource International Series, Inc.
                RiverSource Disciplined International Equity Fund
                RiverSource European Equity Fund
                RiverSource International Opportunity Fund
         Post-Effective Amendment No. 46
         File Nos. 2-92309/811-4075
         Accession Number: 0001047469-06-015264

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 46 (Amendment). This Amendment was filed electronically on Dec. 22, 2006.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.